Short-Term Borrowings - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Short-Term Borrowings
Cash and time deposits	$ 369,300	$ 151,400
Amount of unused credit lines belonging to the parent company	$ 190,700